Annual Fund Operating Expenses - Simplify Gamma Emerging Market Bond ETF	Aug. 14, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Simplify Gamma Emerging Market Bond ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	0.20%	[2]
Net Expenses (as a percentage of Assets)	0.76%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The Fund’s adviser has contractually agreed, through at least October 31, 2026 to waive its management fee to 0.75% of the Fund’s average daily net assets. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser.